Income taxes - Income tax payable (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Current income tax payable	₽ 55,921	₽ 33,648
Provision for uncertain income tax positions	345,812	336,326
Total income tax payable	₽ 401,733	₽ 369,974